Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Current allowance for current maturities of mortgage loans recievable	$ 59,201	$ (1,204,833)	$ (1,177,231)
Current deferred origination fees for current mortgage loans recievable	21,701	23,406	45,085
Allowance for mortgage loans recievable	1,210,752	1,147,170	1,131,472
Deferred origination fees for mortgage loans recievable	319,643	311,923	417,257
Accumulated amortization deferred offering costs	$ (1,039,073)	$ (974,991)	$ (844,443)
Stockholders' Equity
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Authorized	30,000,000	30,000,000	30,000,000
Common Stock, Issued	1,677,798	1,677,798	1,677,798
Common Stock, Outstanding	1,677,798	1,677,798	1,677,798